Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Derivative financial instrument
Derivative financial instruments

6   Derivative financial instruments

Accounting policy

Derivatives are initially recognized at fair value as at the date on which a derivative contract is entered into and are subsequently measured at fair value. Derivatives are only used for risk mitigation purposes and not as speculative investments. When derivatives do not meet the hedge accounting criteria, they are classified as held for trading and accounted for at fair value through profit or loss.

The Company documents at the inception of the hedging transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking the hedge transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, whether the derivatives that are used in hedging transactions and accounted for as hedge accounting were, and will continue to be, highly effective in offsetting changes in the fair value or cash flow of hedged items.

(i)         Cash flow hedge

Derivatives that are designated for hedge accounting recognition are qualified as cash flow hedges when they are related to a highly probable forecasted transaction. The effective portion of the changes in fair value is recognized in shareholders’ equity in "Accumulated other comprehensive income (loss)" and is subsequently reclassified to the income statement in the same period when the hedged expected cash flows affect the income statement.

The reclassification adjustment is recognized in the same income statement line item affected by the highly probable forecasted transaction, while gains or losses related to the non-effective portion are immediately recognized as "Other income and expenses, net".

When a hedging instrument expires, is sold or no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in shareholders’ equity at that time remains in shareholders’ equity and is recognized when the forecast transaction is ultimately recognized in the income statement. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was previously accounted in shareholders’ equity is immediately transferred to the income statement within "Other income and expenses, net".

(ii)        Fair value hedge

Derivatives that are designated for hedge accounting are qualified as fair value hedges when they are related to assets or liabilities already recognized in the consolidated balance sheet. Changes in the fair values of derivatives that are designated and qualify as fair value hedges and changes in the fair value of the hedged item are recorded in the income statement in the same period.

(iii)       Derivatives not designated as hedging instruments

Changes in the fair value of derivative financial instruments not designated as hedging instruments are recognized immediately in the income statement within "Other income and expenses, net" when related to price risk and within "Net financial results" when related to interest rate or foreign exchange rate risk.

This category includes derivatives contracts entered into in November 2018 by the Company to mitigate its exposure to the foreign currency risk associated with changes in the Brazilian real exchange rate for the majority of the estimated capital expenditures of the Aripuanã project. The transaction involved the purchase of collars in the notional amount of USD 294 million (BRL 1,057 million) which relates to the estimated Aripuanã’s disbursements from 2019 to 2021.

The table below summarizes the derivative financial instruments, the underlying hedged items and the hedge accounting derivatives operations as at December 31, 2018:

	Notional			2017	Changes in fair Value						2018	Fair value by maturity
Strategy	2018	2017	Per unit	Fair Value - December 31, 2017	Inventory	Net revenues	Other income and expenses, net	Net financial results	Other comprehensive income	Realized gain (loss) 2018	Fair value - December 31, 2018	2019	2020	2021
Hedges for mismatches of quotational periods
Zinc forward	261,020	387,240	ton	(4,638)	3,038	(1,353)	20,460	—	(968)	17,096	(557)	(557)	—	—
Silver forward	—	503	k oz	129	—	—	159	—	67	355	—	—	—	—
				(4,508)	3,038	(1,353)	20,618	—	(901)	17,451	(557)	(557)	—	—
Hedges for sales of zinc at a fixed price
Zinc forward	10,566	2,230	ton	603	—	—	(3,090)	—	—	(1,629)	(858)	(815)	(43)	—
				603	—	—	(3,090)	—	—	(1,629)	(858)	(815)	(43)	—
Interest rates risk
LIBOR floating rate vs. USD fixed rate swaps	—	31,393	USD	646	—	—	—	(936)	—	(290)	—	—	—	—
				646	—	—	—	(936)	—	(290)	—	—	—	—
Foreign exhange risk
Collars foreign exchange (USD)	1,056,922	—	BRL	—	—	—	—	(1,602)	—	—	(1,602)	95	(1,431)	(266)
				—	—	—	—	(1,602)	—	—	(1,602)	95	(1,431)	(266)
				(3,260)	3,038	(1,353)	17,528	(2,538)	(901)	15,532	(3,017)	(1,276)	(1,474)	(266)

6.1   Sensitivity analysis

Presented below is a sensitivity analysis of the main risk factors that affect the pricing of the outstanding financial instruments relating to cash and cash equivalents, financial investments, loans and financing, and derivative financial instruments. The main sensitivities are the exposure to changes of the US Dollar exchange rate, the London Interbank Offered Rate (LIBOR) and Interbank Deposit Certificate (CDI) interest rates, the US Dollar coupon and the commodity prices. The scenarios for these factors are prepared using market sources and other relevant sources, in compliance with the Company's policies.

The scenarios at December 31, 2018 are described below:

•	Scenario I: considers a change in the market forward yield curves and quotations as of December 31, 2018, according to the base scenario defined by the Company for March 31, 2019.
•	Scenario II: considers a change of + or -25% in the market forward yield curves as of December 31, 2018.
•	Scenario III: considers a change of + or -50% in the market forward yield curves as of December 31, 2018.

					Impacts on income stament								Impacts on statement of comprehensive income
					Scenario I				Scenarios II e III				Scenario I	Scenarios II e III
Risk factor	Cash and cash equivalents and financial investments	Loans and financing	Notional of derivative financial instruments	Unit	Quotation at December 31, 2018	Changes from 2018		Results of scenario I	-25%	-50%	+25%	+50%	Results of scenario I	-25%	-50%	+25%	+50%
Foreign exchange rates
BRL	94,603	123,471	293,589	USD	0.2581	0.64%		703	63,484	230,801	(24,677)	(52,495)	(48)	(2,278)	(7,245)	1,695	2,689
PEN	43,601	—	—	PEN	1.1482	1.00%		112	(2,813)	(5,626)	2,813	5,626	—	—	—	—	—

Interest rates
BRL - CDI	93,093	27,724	1,056,922	BRL	6.40%	16	bps	(183)	2,336	4,870	(2,180)	(4,243)	—	—	—	—	—
USD - LIBOR	—	—	681,817	USD	2.81%	(6)	bps	—	(5)	(11)	5	10	—	(4)	(8)	4	9
US Dollar coupon	—	—	293,589	USD	3.31%	26	bps	(394)	(1,627)	(3,280)	1,614	3,225	—	—	—	—	—

Price - commodities
Zinc	—	—	271,586	mt	2,511	1.57%		(1,919)	30,499	60,999	(30,499)	(60,999)	466	(7,401)	(14,802)	7,401	14,802

6.2   Value and type of margins pledged in guarantee

Derivative transactions entered into by the Company are not subject to collateral deposits, margin calls or any other type of guarantee.